Dec-02-05 03:23pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-797 P.002/002 F-039

Antonio Aliberti
Director
Securities Operations Department

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

[redacted]

05069303

1-32643

NYSE

December 2, 2005

RECD S.E.C.
DEC 0 2 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, COMPTON PETROLEUM CORPORATION, Common Stock, no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 2, 2005. Tentative listing date – not yet determined.

Sincerely,

PROCESSED
DEC 0 6 2005
THOMSON
FINANCIAL